Business Acquisitions Business Acquisitions - Alta Wind (Details) $ / shares in Units, $ in Millions					3 Months Ended				5 Months Ended	6 Months Ended				12 Months Ended
	Aug. 12, 2014 USD ($) MW	Aug. 05, 2014 USD ($)	Jul. 29, 2014 USD ($) shares	Jul. 22, 2013 USD ($) shares	Jun. 30, 2016 USD ($) MW		Jun. 30, 2015 USD ($)	[6]	Dec. 31, 2014 USD ($)	Jun. 30, 2016 USD ($) MW		Jun. 30, 2015 USD ($)		Dec. 31, 2015 USD ($) MW		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Mar. 31, 2016 MW		Jul. 30, 2014 $ / shares
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW					4,686	[1]				4,686	[1]			4,687	[2]					4,687	[3]
Business Acquisition, Consideration Transferred, Working Capital									$ 1							$ 1
Proceeds from the issuance of common stock				$ 468						$ 0		$ 600	[4]	$ 599		630	[5]	$ 468	[5]
Business Combination, Acquisition Related Costs					$ 0		$ 1			$ 0		$ 1	[6]	3	[7]	$ 4	[7]	$ 0	[7]
Alta Wind Portfolio [Member]
Business Acquisition [Line Items]
Number of Facilities	7
Payments to Acquire Businesses, Gross	$ 923
Business Combination, Consideration Transferred	870
Business Acquisition, Consideration Transferred, Working Capital	53
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	1,591
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	22
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Cash									0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current and Non-Current Assets	49
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets									(2)
Business Acquisition, Purchase Price Allocation, Other Assets, Adjusted	47
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	1,304
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment									6
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment, Adjusted	1,310
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	1,177
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles									(6)
Business Acquisition, Purchase Price Allocation, Intangible Assets, Other than Goodwill, Adjusted	1,171
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	2,552
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Total Assets									(2)
Business Acquisition, Purchase Price Allocation, Assets Acquired, Adjusted	2,550
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Noncurrent Liabilities Longterm Debt									0
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt, Adjusted	1,591
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current and Non-Current Liabilities	38
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Current and Noncurrent Liabilities									(2)
Business Acquisition, Purchase Price Allocation, Current and Non-current Liabilities, Adjusted	36
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	1,629
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities									(2)
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Adjusted	1,627
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	923
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Net Assets Acquired									$ 0
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted	$ 923
Business Combination, Acquisition Related Costs														$ 2
Alta Wind Holdings [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW	947
Public Shareholders [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			12,075,000	22,511,250
Share Price | $ / shares																						$ 54.00
Proceeds from the issuance of common stock			$ 630
5.375% Senior Notes due in 2024 [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.375%					5.375%				5.375%						5.375%
5.375% Senior Notes due in 2024 [Member] | NRG Yield Operating LLC [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Senior Long-term Debt		$ 500
Debt Instrument, Interest Rate, Stated Percentage		5.375%

[1]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[2]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[3]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.